Reinsurance Activity (Details 3) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended						3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		0 Months Ended	3 Months Ended	12 Months Ended			0 Months Ended				3 Months Ended	12 Months Ended
	Jan. 02, 2014 Multi-line excess of loss coverage	Mar. 31, 2014 Multi-line excess of loss coverage	Dec. 31, 2013 Multi-line excess of loss coverage	Dec. 31, 2013 Catastrophic coverage	Dec. 31, 2012 Catastrophic coverage	Dec. 31, 2011 Catastrophic coverage	Dec. 31, 2011 Catastrophic coverage Hurricanes Ike and Dolly	Dec. 31, 2010 Catastrophic coverage Hurricanes Ike and Dolly	Mar. 31, 2014 Catastrophic coverage First layer of protection	Dec. 31, 2013 Catastrophic coverage First layer of protection	Mar. 31, 2014 Catastrophic coverage Second layer of protection	Dec. 31, 2013 Catastrophic coverage Second layer of protection	Mar. 31, 2014 Catastrophic coverage Third layer of protection	Dec. 31, 2013 Catastrophic coverage Third layer of protection	Mar. 31, 2014 Catastrophic coverage Fourth layer of protection	Jun. 30, 2013 Catastrophic coverage Fourth layer of protection	Dec. 31, 2013 Catastrophic coverage Fourth layer of protection	Mar. 31, 2014 ASIC Catastrophic coverage	Dec. 31, 2013 ASIC Catastrophic coverage	Jan. 02, 2014 ASIC Catastrophic coverage	Mar. 31, 2014 NLIC Catastrophic coverage	Dec. 31, 2013 NLIC Catastrophic coverage	Jan. 02, 2014 NLIC Catastrophic coverage	Jan. 02, 2014 NLC Catastrophic coverage	Mar. 31, 2014 NLC Catastrophic coverage item	Dec. 31, 2013 NLC Catastrophic coverage item	Dec. 31, 2012 NLC Catastrophic coverage item	Dec. 31, 2011 NLC Catastrophic coverage item	Jul. 02, 2013 NLC Catastrophic coverage Maximum	Jul. 02, 2013 NLC Catastrophic coverage Fourth layer of protection	Jul. 02, 2013 NLC Catastrophic coverage Third and fourth layer of protection	Jan. 02, 2014 NLC Catastrophic coverage First and second layers of protection	Mar. 31, 2014 NLIC and ASIC Catastrophic coverage Maximum	Dec. 31, 2013 NLIC and ASIC Catastrophic coverage Maximum
Reinsurance activity
Loss amount covered under reinsurance contract	$ 500,000	$ 500,000	$ 700,000								$ 25,000,000	$ 25,000,000	$ 50,000,000	$ 50,000,000	$ 100,000,000		$ 100,000,000	$ 6,500,000	$ 6,500,000					$ 10,000,000	$ 10,000,000				$ 140,000,000	$ 100,000,000
Retention of losses (as a percent)																								66.00%
Reinsurance retention amount	500,000	500,000	300,000						8,000,000	8,000,000								1,500,000	1,500,000		8,000,000	8,000,000											8,000,000	8,000,000
Number of layers of protection under reinsurance																									4	4
Reinsurance coverage in losses per event									17,000,000	17,000,000	25,000,000	25,000,000	50,000,000	50,000,000	40,000,000	70,000,000	40,000,000													40,000,000
Renewal period of reinsurance contract																															2 years	18 months
Premiums on treaties																				1,600,000			2,700,000	2,400,000
Number of significant catastrophe experienced																									1	2	1	0
Incurred losses																										18,300,000	8,300,000
Reinsurance recoverable favorable (loss)							7,000,000	(800,000)
Reinstatement premiums				$ 300,000	$ 500,000	$ 100,000